Property and Equipment, Net	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8 — Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2018	2017
Computers, related equipment and software	$1,027,825	$978,040
Building and land	97,782	—
Leasehold improvements	222,812	213,166
Furniture, fixtures and other	43,518	56,324

Property and equipment, gross	1,391,937	1,247,530

Less accumulated depreciation	(895,352)	(891,845)

Property and equipment, net	$496,585	$355,685

Total depreciation expense for fiscal years 2018, 2017 and 2016, was $105,439, $105,027 and $113,717, respectively.

As of September 30, 2018, and 2017, the unamortized software assets developed for internal use were $152,366 and $127,080, respectively, and are presented under Computer equipment in the table above.

In fiscal year 2018, the Company purchased a land and capitalized costs related to the new building, see also Note 2.